Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS
As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS — 86.2%
$1,000,000	AGL Core CLO IV Ltd. Series 2020-4A, 5.649%, (3-Month Term SOFR+138 basis points), 10/20/2037[1,2,3]	$1,004,610
450,000	Allegro CLO XIV Ltd. Series 2021-2A, 5.678%, (3-Month Term SOFR+142.16 basis points), 10/15/2034[1,2,3]	450,891
15,491	AMMC CLO XVIII Ltd. Series 2016-18A, 5.691%, (3-Month Term SOFR+136.16 basis points), 5/26/2031[1,2,3]	15,509
2,000,000	AMMC CLO XXXI Ltd. Series 2025-31A, 5.598%, (3-Month Term SOFR+131 basis points), 2/20/2038[1,2,3]	2,004,938
250,000	Bain Capital Credit CLO Ltd. Series 2023-3A, 6.075%, (3-Month Term SOFR+180 basis points), 7/24/2036[1,2,3]	250,845
875,000	Battalion CLO X Ltd. Series 2016-10A, 5.707%, (3-Month Term SOFR+143.16 basis points), 1/25/2035[1,2,3]	877,350
470,000	BlueMountain CLO XXIV Ltd. Series 2019-24A, 5.631%, (3-Month Term SOFR+136.16 basis points), 4/20/2034[1,2,3]	471,470
1,400,000	BlueMountain CLO XXV Ltd. Series 2019-25A, 5.606%, (3-Month Term SOFR+135 basis points), 1/15/2038[1,2,3]	1,404,873
1,000,000	Carval CLO VIII-C Ltd. Series 2022-2A, 5.692%, (3-Month Term SOFR+142 basis points), 10/22/2037[1,2,3]	1,004,615
1,000,000	CarVal CLO XI-C Ltd. Series 2024-3A, 5.659%, (3-Month Term SOFR+139 basis points), 10/20/2037[1,2,3]	1,004,465
250,000	CBAM Ltd. Series 2017-2A, 5.731%, (3-Month Term SOFR+145.16 basis points), 7/17/2034[1,2,3]	250,423
1,000,000	Cedar Funding IX CLO Ltd. Series 2018-9A, 5.689%, (3-Month Term SOFR+142 basis points), 7/20/2037[1,2,3]	1,004,372
1,000,000	CIFC Funding Ltd. Series 2019-6A, 5.711%, (3-Month Term SOFR+145 basis points), 7/16/2037[1,2,3]	1,004,040
665,000	Dryden CLO Ltd. Series 2021-87A, 5.684%, (3-Month Term SOFR+136.16 basis points), 5/20/2034[1,2,3]	667,175
500,000	Eaton Vance CLO Ltd. Series 2013-1A, 5.768%, (3-Month Term SOFR+151.16 basis points), 1/15/2034[1,2,3]	501,444

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,000,000	Fortress Credit BSL XXVI Ltd. Series 2024-4A, 5.715%, (3-Month Term SOFR+140 basis points), 1/15/2038[1,2,3]	$2,007,268
1,000,000	Generate CLO IX Ltd. Series 9A, 5.619%, (3-Month Term SOFR+135 basis points), 1/20/2038[1,2,3]	1,003,497
1,000,000	Harvest U.S. CLO Ltd. Series 2024-2A, 5.656%, (3-Month Term SOFR+140 basis points), 10/15/2037[1,2,3]	1,004,319
400,000	Invesco U.S. CLO Ltd. Series 2023-3A, 6.056%, (3-Month Term SOFR+180 basis points), 7/15/2036[1,2,3]	400,815
1,500,000	LCM XL Ltd. Series 40A, 5.626%, (3-Month Term SOFR+137 basis points), 1/15/2038[1,2,3]	1,506,340
38,300	LCM XVIII LP Series 18A, 5.551%, (3-Month Term SOFR+128.16 basis points), 4/20/2031[1,2,3]	38,322
900,000	LCM XXXII Ltd. Series 32A, 5.641%, (3-Month Term SOFR+137.16 basis points), 7/20/2034[1,2,3]	901,549
1,000,000	Marble Point CLO XXIII Ltd. Series 2021-4A, 5.744%, (3-Month Term SOFR+147.16 basis points), 1/22/2035[1,2,3]	1,001,514
750,000	MP CLO VIII Ltd. Series 2015-2A, 5.744%, (3-Month Term SOFR+146.16 basis points), 4/28/2034[1,2,3]	751,457
1,000,000	Neuberger Berman Loan Advisers CLO XXXIX Ltd. Series 2020-39A, 5.799%, (3-Month Term SOFR+153 basis points), 4/20/2038[1,2,3]	1,004,126
1,000,000	Octagon Investment Partners XLVII Ltd. Series 2020-1A, 5.552%, (3-Month Term SOFR+128 basis points), 1/22/2038[1,2,3]	1,002,790
1,000,000	Octagon Investment Partners XXIX Ltd. Series 2016-1A, 5.689%, (3-Month Term SOFR+142 basis points), 7/18/2037[1,2,3]	1,003,750
1,250,000	Recette CLO Ltd. Series 2015-1A, 5.611%, (3-Month Term SOFR+134.16 basis points), 4/20/2034[1,2,3]	1,253,625
900,000	Regatta VI Funding Ltd. Series 2016-1A, 5.691%, (3-Month Term SOFR+142.16 basis points), 4/20/2034[1,2,3]	902,885
	Rockford Tower CLO Ltd.
300,000	Series 2021-1A, 5.701%, (3-Month Term SOFR+143.16 basis points), 7/20/2034[1,2,3]	300,695
1,000,000	Series 2024-1A, 5.879%, (3-Month Term SOFR+161 basis points), 4/20/2037[1,2,3]	1,004,330

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$107,418	Shackleton CLO Ltd. Series 2013-4RA, 5.503%, (3-Month Term SOFR+126.16 basis points), 4/13/2031[1,2,3]	$107,533
1,500,000	Silver Point CLO VII Ltd. Series 2024-7A, 5.645%, (3-Month Term SOFR+136 basis points), 1/15/2038[1,2,3]	1,505,155
1,000,000	Sound Point CLO XXIII Series 2019-2A, 5.688%, (3-Month Term SOFR+143.16 basis points), 7/15/2034[1,2,3]	1,002,060
307,000	Symphony CLO XXXII Ltd. Series 2022-32A, 5.599%, (3-Month Term SOFR+132 basis points), 4/23/2035[1,2,3]	308,168
800,000	Symphony CLO XXXV Ltd. Series 2022-35A, 5.975%, (3-Month Term SOFR+170 basis points), 10/24/2036[1,2,3]	803,384
1,500,000	Trinitas CLO XXX Ltd. Series 2024-30A, 5.649%, (3-Month Term SOFR+137 basis points), 10/23/2037[1,2,3]	1,506,401
1,000,000	Venture XLVI CLO Ltd. Series 2022-46A, 5.719%, (3-Month Term SOFR+145 basis points), 10/20/2037[1,2,3]	1,004,612
176,442	Vibrant CLO XI Ltd. Series 2019-11A, 5.651%, (3-Month Term SOFR+138.16 basis points), 7/20/2032[1,2,3]	176,751
750,000	Voya CLO Ltd. Series 2022-3A, 5.969%, (3-Month Term SOFR+170 basis points), 10/20/2036[1,2,3]	753,122
	Wellfleet CLO Ltd.
375,000	Series 2021-2A, 5.718%, (3-Month Term SOFR+146.16 basis points), 7/15/2034[1,2,3]	375,543
500,000	Series 2021-3A, 5.708%, (3-Month Term SOFR+145.16 basis points), 1/15/2035[1,2,3]	501,351
1,000,000	Series 2024-1A, 5.859%, (3-Month Term SOFR+159 basis points), 7/18/2037[1,2,3]	1,005,028

Alternative Access First Priority CLO Bond ETF
SCHEDULE OF INVESTMENTS - Continued
As of June 30, 2025 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$500,000	WISE CLO Ltd. Series 2023-2A, 6.056%, (3-Month Term SOFR+180 basis points), 1/15/2037[1,2,3]	$502,243
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $36,526,661)	36,555,653
	TOTAL INVESTMENTS — 86.2%
	(Cost $36,526,661)	36,555,653
	Other Assets in Excess of Liabilities — 13.8%	5,855,607
	TOTAL NET ASSETS — 100.0%	$42,411,260

LP – Limited Partnership

[1]Callable.
[2]Floating rate security.
[3]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $36,555,653, which represents 86.19% of total net assets of the Fund.